Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2024
Financial Instruments [Abstract]
Schedule of Financial Instruments by Category	a)Financial instruments by category
	June 30, 2024	December 31, 2023
Financial assets
Financial assets at fair value through profit or loss	$1,544,045	$995,101
Financial assets at amortized cost (Note)	63,346,977	48,839,518
	$64,891,022	$49,834,619
	June 30, 2024	December 31, 2023
Financial liabilities
Financial liabilities at amortized cost (Note)	$33,674,346	$42,216,345
Warrant liabilities	5,490,903	6,221,482
Convertible preference share liabilities	14,570,968	7,767,238
	$53,736,217	$56,205,065
Note:	Financial assets at amortized cost include cash and cash equivalents, financial assets at amortized cost, accounts receivable, other receivables and guarantee deposits. Financial liabilities at amortized cost include short-term borrowings, notes and accounts payable, other payables and long-term borrowings (including current portion).

Schedule of Assets and Liabilities Denominated in Foreign Currencies	The information on assets and liabilities denominated in foreign currencies whose values would be materially affected by the exchange rate fluctuations is as follows:
	June 30, 2024
	Foreign currency amount (in thousands)	Exchange rate	Book value (USD)
(Foreign currency: functional currency)
Financial assets
Monetary items
NTD:USD	$519,626	0.031	$15,981,373
EGP:USD	2,032,144	0.021	33,046,767
Financial liabilities
Monetary items
NTD:USD	695,799	0.031	21,399,647
EGP:USD	741,599	0.021	15,425,249
GBP:USD	14,240	1.260	17,941,994
	December 31, 2023
	Foreign currency amount (in thousands)	Exchange rate	Book value (USD)
(Foreign currency: functional currency)
Financial assets
Monetary items
NTD:USD	$516,510	0.033	$16,844,446
EGP:USD	600,433	0.055	33,285,236
Financial liabilities
Monetary items
NTD:USD	614,748	0.033	20,048,202
EGP:USD	432,966	0.033	14,158,000
GBP:USD	12,619	1.270	16,025,800

Schedule of Foreign Currency Market Risk Arising from Significant Foreign Exchange Variation	Analysis of foreign currency market risk arising from significant foreign exchange variation:
	Six months ended June 30, 2024
	Sensitivity analysis
	Degree of variation	Effect on profit or loss (USD)	Effect on other comprehensive income
(Foreign currency: functional currency)
Financial assets
Monetary items
NTD:USD	1%	$159,814	$-
EGP:USD	1%	330,468	-
Financial liabilities
Monetary items
NTD:USD	1%	213,996	-
EGP:USD	1%	154,252	-
GBP:USD	1%	179,420	-
	Six months ended June 30, 2023
	Sensitivity analysis
	Degree of variation	Effect on profit or loss (USD)	Effect on other comprehensive income
(Foreign currency: functional currency)
Financial assets
Monetary items
NTD:USD	1%	$166,897	$-
Financial liabilities
Monetary items
NTD:USD	1%	$102,305	$-

Schedule of Provision Matrix	On June 30, 2024 and December 31, 2023, the provision matrix are as follows:
	Not past due	Up to 180 days past due	Up to 365 days past due	Over 366 days past due	Total
At June 30, 2024
Expected loss rate	0.03%~100%	0.15%-100%	1.4%~100%	100%
Total book value	$471,022	$17,669,716	$6,271,360	$5,705,518	$30,117,616
Loss allowance	142	1,101,341	6,271,360	5,705,518	13,078,361
	Not past due	Up to 180 days	Up to 365	Over 366 days	Total
At December 31, 2023
Expected loss rate	0.03%~0.4%	0.07%-0.91%	1.82%~100%	100%
Total book value	$3,937,838	$4,770,297	$3,100,633	$2,754,385	$14,563,153
Loss allowance	2,489,636	4,770,297	3,100,633	2,754,385	13,114,951

Schedule of Loss Allowance for Accounts Receivable	Movements in relation to the Group applying the modified approach to provide loss allowance for accounts receivable are as follows:
	2024
	Accounts receivable	Other receivables
At January 1	$13,114,951	$521,852
Reverse provision for ECLs	(36,590)	-
At June 30	$13,078,361	$521,852
	2023
	Accounts receivable	Other receivables
At January 1	$1,481,779	$-
Provision for ECLs	11,633,172	521,852
At December 31	$13,114,951	$521,852

Schedule of Non-Derivative Financial Liabilities	The amounts disclosed in the table are the contractual undiscounted cash flows.
Non-derivative financial liabilities:
June 30, 2024	Less than 1 year	Over 1 year
Lease liabilities	$172,685	$619,280
Long-term borrowings (Including current portion)	2,018,170	5,392,223
Non-derivative financial liabilities:
December 31, 2023	Less than 1 year	Over 1 year
Lease liabilities	$30,327	$23,011
Long-term borrowings (Including current portion)	1,817,873	6,822,438